Total
Aberdeen International Small Cap Fund
Aberdeen International Small Cap Fund
Objective
The Aberdeen International Small Cap Fund (the “International Small Cap Fund” or the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the International Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 150 and 204 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 165 and 166 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen International Small Cap Fund - USD ($)		Class A		Class C		Class R	Institutional Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	1.00%	[2]	none	none
Small Account Fee	[3]	$ 20		$ 20		none	$ 20
Less: Amount of Fee Limitations/Expense Reimbursements	[4]	0.22%		0.34%		0.22%	0.31%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1.00%; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.
[3]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.
[4]	Aberdeen Funds (the “Trust”) and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.99% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2022 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares and Class R shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen International Small Cap Fund	Class A	Class C	Class R	Institutional Class
Management Fees	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	none
Other Expenses	0.49%	0.50%	0.52%	0.47%
Total Annual Fund Operating Expenses	1.57%	2.33%	1.85%	1.30%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.35%	1.99%	1.63%	0.99%

Example

This Example is intended to help you compare the cost of investing in the International Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen International Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	705	1,022	1,361	2,317
Class C	302	695	1,215	2,640
Class R	166	560	980	2,151
Institutional Class	101	381	683	1,541

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aberdeen International Small Cap Fund | Class C | USD ($)	202	695	1,215	2,640

Portfolio Turnover

The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.65% of the average value of its portfolio.

Principal Strategies

The International Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. small companies. For purposes of the 80% policy, a company is considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of or has its principal office in a country outside the U.S.;
●	the company has its principal securities trading market in a country outside the U.S.; and/or
●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

The Fund considers a “small” company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI All Country World ex-USA Small Cap Index at the time of purchase. As of December 31, 2020, the MSCI All Country World ex-USA Small Cap Index included companies with market capitalizations up to $10.96 billion. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $6 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies will continue to be considered small for purposes of the Fund’s minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund’s average market capitalization may sometimes exceed that of the largest company in the MSCI All Country World ex-USA Small Cap Index.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it may invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

The Fund may invest:

●	up to 20% of net assets in debt securities;

●	up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

●	up to 35% of net assets in emerging markets securities; and

●	without limit in foreign securities.

In carrying out the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value based on quality and price. ESG (Environmental, Social and Governance) analysis is fully integrated into investment decisions for all equity holdings. As such, although ESG investing is not a principal strategy of the Fund, the Adviser considers and evaluates ESG factors as part of the investment analysis process and this analysis forms an integral component of the Adviser’s quality rating for all companies.

Principal Risks

The International Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. The following is a list of the principal risks of investing in the Fund (in alphabetical order after the first seven risks).

Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

Management Risk – The Fund is subject to the risk that the Adviser or Subadviser may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Subadviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Foreign Securities Risk — Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Emerging Markets Risk – A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services. For more information about the risks of other infrastructure-related sectors, see also “Concentration Risk” and “Infrastructure-Related Investments Risk” above.

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the International Small Cap Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges.

The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex-USA Small Cap Index (Net Dividends). Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

The Fund changed its investment strategy effective February 29, 2016. Performance information for periods prior to February 29, 2016 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen Global Small Cap Fund to Aberdeen International Small Cap Fund.

Annual Total Returns – Class A Shares (Years Ended Dec. 31)

Highest Return: 26.44% - 2nd quarter 2020 Lowest Return: -25.81% - 1st quarter 2020
Average Annual Total Returns as of December 31, 2020

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen International Small Cap Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	18.83%	12.94%	9.00%
Class C	24.23%	13.53%	8.91%
Class R	25.68%	13.93%	9.33%
Institutional Service Class	26.51%	14.68%	10.00%
After Taxes on Distributions | Class A	18.83%	11.39%	7.61%
After Taxes on Distributions and Sale of Fund Shares | Class A	11.14%	9.80%	6.79%
MSCI All-Country World ex-USA Small Cap Index (Net Dividends) (reflects no deduction for fees or expenses)	14.24%	9.37%	5.95%